5. Segment Reporting - Narrative (Details) - customer	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Top Four Customers
Disclosure of major customers [line items]
Number of customers			4
Minimum | Top Four Customers
Disclosure of major customers [line items]
Percentage of entity's revenue			10.00%
Minimum | Genentech Inc.
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%	10.00%